Summary of Significant Accounting Policies - Major Customers (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dalian Ocean Shipping Co
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	75.60%	77.90%	77.90%
Formosa Petrochemical Corporation
Entity Wide Revenue Major Customer [Line Items]
Credit risk concentration percentage	18.30%	22.10%	22.10%